ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE
Schedule of accounts payable

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Payable related to new home transaction business	5,248,897	4,333,474
Payable for home renovation materials and construction costs	—	867,045
Payable for advertising fees	194,546	186,604
Payable for internet service fees	111,694	104,603
Payable for leasehold improvements	183,997	90,271
Others	269,631	261,324
Total	6,008,765	5,843,321